UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-3205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Government
        Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 09/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                CMA Government
                                Securities Fund

Semi-Annual Report
September 30, 2003

[LOGO] Merrill Lynch Investment Managers

CMA Government Securities Fund

Officers and Trustees

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
John Ng, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your CMA account, call 800-CMA-INFO
      (800-262-4636).


2       CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003

A Letter From the President

Dear Shareholder

Now in its final quarter, 2003 has been a meaningful year in many respects. After one of the most significant equity market downturns in many investors' memories, this year finally brought hopeful signs for a sustainable economic recovery. Sub par economic growth of 1.4% in the first quarter of 2003 increased to projected growth of more than 4% in the second half of the year. With that good news, fixed income investments, which had become the asset class of choice during the long equity market decline, faced new challenges.

Earlier in the year, the Federal Reserve Board continued its accommodative monetary policy, lowering the Federal Funds rate in June to 1%, its lowest level since 1958. With this move, long-term interest rates continued to be volatile, as investors began to anticipate the impact of future Federal Reserve Board moves and economic revitalization. As of September 30, 2003, the ten-year Treasury bond was yielding 3.96%. This compared to a yield of 3.83% six months earlier and 3.63% one year ago.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. With that said, remember also that the advice and guidance of a skilled financial advisor often can mean the difference between successful and unsuccessful investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003             3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      We took advantage of declining interest rates during the period by increasing our holdings in the longer end of the yield curve.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2003, CMA Government Securities Fund paid shareholders a net annualized dividend of .59%.* The Fund's seven-day yield as of September 30, 2003 was .47%.

The average portfolio maturity for the Fund at September 30, 2003 was 64 days, compared to 60 days at March 31, 2003.

Fund positioning during the period hinged largely on the shape of the yield curve. The Federal Reserve Board maintained its accommodative monetary policy throughout the period, cutting the Federal Funds rate to 1% in June, its lowest level since 1958. As short-term interest rates declined, we extended out on the yield curve to take advantage of longer-dated securities with higher yields.

Although we felt confident that the Federal Reserve Board would leave interest rates at their current level for some time, we remained aware that market conditions, such as a change in the dismal employment picture, could force rates to rise. As a result, throughout the period, we readjusted the Fund's average life, extending it when interest rates rose and reducing average life when we believed interest rates had bottomed.

Adding to the general market and economic dynamics during the period were supply factors. At the beginning of the period, the U.S. Treasury was issuing more front-end Treasury bills and Treasury notes than ever before to cover a growing deficit. This, and the reintroduction of the three-year Treasury note in the refunding cycle, led to a steeper yield curve, with higher yields on the longer end of the curve.

How did you manage the Fund during the period?

We focused on the fulcrum point of the curve and remained cognizant of where interest rates were with respect to financing levels. Ultimately, the sector of choice became the 12-month - 15-month area of the curve. While we expected interest rates would remain stable for the near term, we were encouraged to increase our holdings in repurchase agreements modestly, which allowed us to extend on the yield curve.

The Fund's average life throughout the period was a good indicator of how we felt about the market. Our lowest average life occurred during the latter part of May through early June when the spread between three-month Treasury bills and two-year Treasury notes narrowed to 18 basis points (.18%). As interest rates rose in August and the curve grew steeper, we extended the portfolio's average life out to the 70-day range by adding 13-month - 14-month bills. Our sentiment at this time was that the market was overdone on the upside. In the front end, we added some Treasury bills in the six-month area as the yields on these securities became positive to financing levels. By the end of September, we started to bring the Fund's average life in as we saw the yield curve begin to flatten, which gave us less enthusiasm for going further out on the curve.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4       CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003

How would you characterize the Fund's position at the close of the period?

We believe the Fund is well positioned going forward. As the period closed, we remained focused on the 13-month - 14-month sector for yield enhancement and price appreciation. We plan to maintain a longer average life, as the Federal Reserve Board has stated it will be slow to increase interest rates to ensure the economy's recovery. Our high liquidity base offers us opportunities to become more involved if interest rates move higher. Recent gains in employment are starting to materialize and other economic statistics have suggested a more broad-based recovery.

The majority of our interest rate exposure currently is in the 12-month - 15-month sector. This area has been the pivotal point of the yield curve, which has allowed us to "roll down" the yield curve and extend at higher levels as opportunities present themselves. As the two-year sector approaches the 1.75% - 2% range, we may add some positions in that area as well.

John Ng
Vice President and Portfolio Manager

October 16, 2003


        CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003             5

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities               CMA Government Securities Fund

As of September 30, 2003
===================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------
                   Investment in Master Government Securities Trust, at
                     value (identified cost--$757,286,010) .................                        $   758,134,658
                   Prepaid registration fees and other assets ..............                                102,320
                                                                                                    ---------------
                   Total assets ............................................                            758,236,978
                                                                                                    ---------------
===================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------
                   Payables:
                      Distributor ..........................................    $       404,168
                      Administrator ........................................             20,967
                      Other affiliates .....................................             15,783             440,918
                                                                                ---------------
                   Accrued expenses and other liabilities ..................                                    745
                                                                                                    ---------------
                   Total liabilities .......................................                                441,663
                                                                                                    ---------------
===================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------
                    Net assets .............................................                        $   757,795,315
                                                                                                    ===============
===================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------
                   Shares of beneficial interest, $.10 par value, unlimited
                     number of shares authorized ...........................                        $    75,694,667
                   Paid-in capital in excess of par ........................                            681,252,000
                   Unrealized appreciation on investments from the
                     Trust--net ............................................                                848,648
                                                                                                    ---------------
                   Net Assets--Equivalent to $1.00 per share based on
                     756,946,667 shares of beneficial interest outstanding .                        $   757,795,315
                                                                                                    ===============

      See Notes to Financial Statements.


6       CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003

Statement of Operations                           CMA Government Securities Fund

For the Six Months Ended September 30, 2003
===================================================================================================================
Investment Income from the Trust--Net
-------------------------------------------------------------------------------------------------------------------
                   Net investment income allocated from the Trust:
                      Interest .............................................                        $     8,046,154
                      Expenses .............................................                             (1,432,456)
                                                                                                    ---------------
                   Net investment income from the Trust ....................                              6,613,698
                                                                                                    ---------------
===================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------
                   Administration fees .....................................    $     1,667,571
                   Distribution fees .......................................            829,095
                   Registration fees .......................................             60,688
                   Transfer agent fees .....................................             44,968
                   Professional fees .......................................             20,448
                   Printing and shareholder reports ........................             16,952
                   Custodian fees ..........................................                730
                   Other ...................................................              1,474
                                                                                ---------------
                   Total expenses ..........................................                              2,641,926
                                                                                                    ---------------
                   Investment income--net ..................................                              3,971,772
                                                                                                    ---------------
===================================================================================================================
Realized & Unrealized Gain (Loss) on Investments from the Trust--Net
-------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments from the Trust--net ........                                 38,353
                   Change in unrealized appreciation on investments from
                   the Trust--net ..........................................                               (235,026)
                                                                                                    ---------------
                   Total realized and unrealized loss on investments from
                   the Trust--net ..........................................                               (196,673)
                                                                                                    ---------------
                   Net Increase in Net Assets Resulting from Operations ....                        $     3,775,099
                                                                                                    ===============

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003             7

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets               CMA Government Securities Fund

                                                                                   For the Six           For the
                                                                                  Months Ended         Year Ended
                                                                                  September 30,         March 31,
Increase (Decrease) in Net Assets:                                                    2003                2003+
===================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------
                   Investment income--net ..................................    $     3,971,772     $    20,570,664
                   Realized gain on investments and from the Trust--net ....             38,353             116,806
                   Change in unrealized appreciation on investments and
                     from the Trust--net ...................................           (235,026)           (810,897)
                                                                                -----------------------------------
                   Net increase in net assets resulting from operations ....          3,775,099          19,876,573
                                                                                -----------------------------------
===================================================================================================================
Dividends & Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------
                   Investment income--net ..................................         (3,971,772)        (20,570,664)
                   Realized gain on investments--net .......................            (38,353)           (116,806)
                                                                                -----------------------------------
                   Net decrease in net assets resulting from dividends and
                     distributions to shareholders .........................         (4,010,125)        (20,687,470)
                                                                                -----------------------------------
===================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------
                   Net proceeds from sale of shares ........................        426,354,124       5,311,097,118
                   Value of shares issued to shareholders in reinvestment of
                     dividends and distributions ...........................          1,094,362          20,687,320
                                                                                -----------------------------------
                   Total shares issued .....................................        427,448,486       5,331,784,438
                                                                                -----------------------------------
                   Cost of shares redeemed .................................       (674,853,868)     (5,550,181,181)
                   Shares redeemed in connection with the bulk transfer of
                     WCMA shareholder assets ...............................       (579,002,824)                 --
                                                                                -----------------------------------
                   Total shares redeemed ...................................     (1,253,856,692)     (5,550,181,181)
                   Net decrease in net assets derived from beneficial
                     interest transactions .................................       (826,408,206)       (218,396,743)
                                                                                -----------------------------------
===================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------
                   Total decrease in net assets ............................       (826,643,232)       (219,207,640)
                   Beginning of period .....................................      1,584,438,547       1,803,646,187
                                                                                -----------------------------------
                   End of period ...........................................    $   757,795,315     $ 1,584,438,547
                                                                                ===================================

+ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


8       CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003

Financial Highlights                              CMA Government Securities Fund

The following per share data and ratios have been derived     For the Six
from information provided in the financial statements.        Months Ended                For the Year Ended March 31,
                                                             September 30,    -----------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2003            2003++         2002          2001          2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ...   $     1.00      $     1.00     $     1.00    $     1.00    $     1.00
                                                              ---------------------------------------------------------------------
                   Investment income--net .................        .0029           .0122          .0264         .0511         .0462
                   Realized and unrealized gain (loss) on
                     investments and from the Trust--net ..       (.0002)         (.0004)         .0010         .0009        (.0006)
                                                              ---------------------------------------------------------------------
                   Total from investment operations .......        .0027           .0118          .0274         .0520         .0456
                                                              ---------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ..............       (.0029)         (.0122)        (.0264)       (.0511)       (.0462)
                      Realized gain on investments--net ...           --+         (.0001)        (.0004)           --+           --+
                                                              ---------------------------------------------------------------------
                   Total dividends and distributions ......       (.0029)         (.0123)        (.0268)       (.0511)       (.0462)
                                                              ---------------------------------------------------------------------
                   Net asset value, end of period .........   $     1.00      $     1.00     $     1.00    $     1.00    $     1.00
                                                              =====================================================================
                   Total Investment Return ................          .59%*          1.22%          2.62%         5.67%         4.71%
                                                              =====================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Expenses ...............................          .61%+++*        .60%+++        .60%          .58%          .56%
                                                              =====================================================================
                   Investment income and realized gain on
                     investments--net .....................          .60%*          1.23%          2.68%         5.56%         4.60%
                                                              =====================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands)   $  757,795      $1,584,439     $1,803,646    $2,022,904    $3,288,573
                                                              =====================================================================

*     Annualized.
+     Amount is less than $(.0001) per share.
++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
+++   Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003             9

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                     CMA Government Securities Fund

1. Significant Accounting Policies:

CMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The fund seeks to achieve its investment objective by investing all of its assets in the Master Government Securities Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Fund owned by the Trust at September 30, 2003 was 56.5%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


10      CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003

Notes to Financial Statements (concluded)         CMA Government Securities Fund

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Transactions in Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


        CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003            11

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments

                          Master Government Securities Trust      (in Thousands)

                                Face         Interest            Maturity
Issue                          Amount          Rate                Date         Value
======================================================================================
U.S. Government Obligations*--25.9%
======================================================================================
U.S. Treasury Bills           $10,000          0.90 %           12/26/2003   $   9,978
                               41,000          1.01-
                                               1.012             1/29/2004      40,870
                               10,500          1.005-
                                               1.01              2/05/2004      10,464
--------------------------------------------------------------------------------------
U.S. Treasury Notes            10,000          2.75             10/31/2003      10,014
                               57,600          3.25             12/31/2003      57,924
                               21,900          3.625             3/31/2004      22,184
                               30,000          3.375             4/30/2004      30,409
                               24,200          2.875             6/30/2004      24,533
                               10,875          2.25              7/31/2004      10,982
                               40,100          2.125             8/31/2004      40,488
                               67,400          1.875             9/30/2004      67,940
                                5,200          2.125            10/31/2004       5,258
                               10,000          2.00             11/30/2004      10,103
                                4,400          1.75             12/31/2004       4,434
                                2,200          1.50              2/28/2005       2,210
--------------------------------------------------------------------------------------
Total U.S. Government Obligations
(Cost--$346,866) .........................................................     347,791
--------------------------------------------------------------------------------------

Face
Amount                                 Issue
======================================================================================
Repurchase Agreements--73.8%
======================================================================================
$66,000        ABN AMRO Inc., purchased on 9/30/2003 to
               yield 0.94% to 10/01/2003, repurchase price
               $66,002, collateralized by U.S. Treasury Notes,
               3% due 1/31/2004 ..........................................      66,000
--------------------------------------------------------------------------------------
 66,000        Banc of America Securities LLC, purchased
               on 9/29/2003 to yield 1.04% to 10/06/2003,
               repurchase price $66,013, collateralized
               by GNMA, 4.50% to 6.50% due 8/15/2018
               to 9/15/2033 ..............................................      66,000
--------------------------------------------------------------------------------------
 66,000        Barclays Capital Inc., purchased on 9/30/2003
               to yield 0.97% to 10/01/2003, repurchase price
               $66,002, collateralized by U.S. Treasury Bills, 0%
               to 4.75% due 2/15/2004 to 2/19/2004 .......................      66,000
--------------------------------------------------------------------------------------
 66,000        Bear Stearns & Co., Inc., purchased on 9/30/2003
               to yield 0.94% to 10/01/2003, repurchase price
               $66,002, collateralized by U.S. Treasury Strips,
               0% due 8/15/2008 ..........................................      66,000
--------------------------------------------------------------------------------------
 66,000        Citigroup Global Markets Inc., purchased on
               9/30/2003 to yield 0.94% to 10/07/2003,
               repurchase price $66,012, collateralized
               by GNMA, 4.50% to 10.50% due 12/15/2003
               to 9/15/2033 ..............................................      66,000
--------------------------------------------------------------------------------------
 66,000        Credit Suisse First Boston Corp., purchased
               on 9/30/2003 to yield 1.02% to 10/07/2003,
               repurchase price $66,013, collateralized by
               GNMA, 4.50% to 13% due 6/15/2003 to
               8/15/2039 .................................................      66,000
--------------------------------------------------------------------------------------
 66,000        Deutsche Bank Securities Inc., purchased
               on 9/30/2003 to yield 0.95% to 10/01/2003,
               repurchase price $66,002, collateralized
               by GNMA, 5.50% to 6% due 5/20/2033
               to 7/15/2033 ..............................................      66,000
--------------------------------------------------------------------------------------
 68,000        Goldman Sachs & Company, purchased on
               9/19/2003 to yield 0.99% to 10/17/2003,
               repurchase price $68,052, collateralized
               by GNMA, 4.25% to 9.50% due 8/15/2008
               to 9/15/2033 ..............................................      68,000
--------------------------------------------------------------------------------------
 66,000        Greenwich Capital Markets, Inc., purchased
               on 9/25/2003 to yield 1.01% to 10/02/2003,
               repurchase price $66,012, collateralized
               by GNMA, 4.50% to 5% due 8/15/2033
               to 9/15/2033 ..............................................      66,000
--------------------------------------------------------------------------------------
 63,357        HSBC Securities (USA) Inc., purchased on
               9/30/2003 to yield 0.97% to 10/01/2003,
               repurchase price $63,359, collateralized
               by U.S. Treasury Strips, 0% to 11.75% due
               2/15/2004 to 2/15/2031 ....................................      63,357
--------------------------------------------------------------------------------------


12      CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003

Schedule of Investments (concluded)

                          Master Government Securities Trust      (in Thousands)

Face
Amount                                 Issue                                    Value
======================================================================================
Repurchase Agreements (continued)
======================================================================================
$66,000        J.P. Morgan Securities Inc., purchased on
               9/25/2003 to yield 1.01% to 10/02/2003,
               repurchase price $66,013, collateralized
               by GNMA, 5% to 9% due 3/15/2006
               to 11/15/2045 ..............................................    $66,000
--------------------------------------------------------------------------------------
 66,000        Lehman Brothers Inc., purchased on
               9/30/2003 to yield 1.02% to 10/07/2003,
               repurchase price $66,013, collateralized
               by GNMA, 3% to 13% due 2/15/2005
               to 2/15/2036 ...............................................     66,000
--------------------------------------------------------------------------------------
 66,000        Merrill Lynch Government Securities, Inc., purchased
               on 9/25/2003 to yield 1.01% to 10/02/2003,
               repurchase price $66,013, collateralized
               by GNMA, 5.50% to 8% due 10/15/2003
               to 2/15/2043** .............................................     66,000
--------------------------------------------------------------------------------------
 67,000        Morgan Stanley & Co., Inc., purchased on
               9/26/2003 to yield 1.02% to 10/03/2003,
               repurchase price $67,013, collateralized
               by GNMA, 3.25% to 5% due 5/20/2030
               to 8/20/2033 ...............................................     67,000
 --------------------------------------------------------------------------------------
 66,000        UBS Warburg LLC, purchased on 9/24/2003
               to yield 0.99% to 10/01/2003, repurchase
               price $66,013, collateralized by GNMA, 6.50%
               to 7.50% due 2/15/2026 to 10/15/2032 .......................     66,000
--------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$990,357) ..........................................................    990,357
--------------------------------------------------------------------------------------
Total Investments
(Cost--$1,337,223)--99.7% .................................................  1,338,148

Other Assets Less Liabilities--0.3% .......................................      4,352
                                                                            ----------
Net Assets--100.0% ........................................................ $1,342,500
                                                                            ==========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of the discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

** Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                        Net             Interest
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities, Inc.      $(11,000)            $385
      Merrill Lynch & Co.                                  --             $ 19
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003            13

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities           Master Government Securities Trust

As of September 30, 2003
=============================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------
                   Investments, at value
                     (identified cost--$1,337,223,100*) ................                      $ 1,338,148,062
                   Cash ................................................                                5,294
                   Receivables:
                      Contributions ....................................   $     2,925,175
                      Interest .........................................         1,455,351          4,380,526
                                                                           ---------------
                   Prepaid expenses and other assets ...................                               10,607
                                                                                              ---------------
                   Total assets ........................................                        1,342,544,489
                                                                                              ---------------
=============================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------
                   Payable to investment adviser .......................                               28,486
                   Other affiliates ....................................                               16,166
                                                                                              ---------------
                   Total liabilities ...................................                               44,652
                                                                                              ---------------
=============================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------
                   Net assets ..........................................                      $ 1,342,499,837
                                                                                              ===============
=============================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------
                   Investors' capital ..................................                      $ 1,341,574,875
                   Unrealized appreciation on investments--net .........                              924,962
                                                                                              ---------------
                   Net Assets ..........................................                      $ 1,342,499,837
                                                                                              ===============

* Cost for Federal income tax purposes was $1,337,223,100. As of September 30, 2003, net unrealized appreciation for Federal income tax purposes amounted to $924,962, all of which related to appreciated securities.

      See Notes to Financial Statements.


14      CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003

Statement of Operations                       Master Government Securities Trust

For the Six Months Ended September 30, 2003
=============================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------
                   Interest and amortization of premium and discount
                     earned ............................................                      $     8,820,814
=============================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ............................   $     1,360,743
                   Accounting services .................................           131,820
                   Custodian fees ......................................            37,925
                   Professional fees ...................................            21,803
                   Trustees' fees and expenses .........................            19,748
                   Pricing fees ........................................             2,392
                   Printing and shareholder reports ....................               504
                   Other ...............................................            13,670
                                                                           ---------------
                   Total expenses ......................................                            1,588,605
                                                                                              ---------------
                   Investment income--net ..............................                            7,232,209
                                                                                              ---------------
=============================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
-------------------------------------------------------------------------------------------------------------
                   Realized gain on investments--net ...................                               41,038
                   Change in unrealized appreciation on investments--net                             (158,712)
                                                                                              ---------------
                   Total realized and unrealized loss on
                     investments--net ..................................                             (117,674)
                                                                                              ---------------
                   Net Increase in Net Assets Resulting from Operations                       $     7,114,535
                                                                                              ===============

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003            15

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets           Master Government Securities Trust

                                                                              For the Six      For the Period
                                                                             Months Ended    February 13, 2003+
                                                                             September 30,      to March 31,
Increase (Decrease) in Net Assets:                                               2003               2003
===============================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------
                   Investment income--net ..............................   $     7,232,209    $     2,258,188
                   Realized gain on investments--net ...................            41,038              8,057
                   Change in unrealized appreciation on investments--net          (158,712)            (2,060)
                                                                           ------------------------------------
                   Net increase in net assets resulting from operations          7,114,535          2,264,185
                                                                           ------------------------------------
===============================================================================================================
Capital Transactions
---------------------------------------------------------------------------------------------------------------
                   Proceeds from contributions .........................     2,982,156,851        712,600,848
                   Fair value of net assets contributions ..............                --      1,599,940,901
                   Fair value of withdrawals ...........................    (3,231,965,503)      (729,711,980)
                                                                           ------------------------------------
                   Net increase (decrease) in net assets derived from
                     capital transactions ..............................      (249,808,652)     1,582,829,769
                                                                           ------------------------------------
===============================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------
                   Total increase (decrease) in net assets .............      (242,694,117)     1,585,093,954
                   Beginning of period .................................     1,585,193,954            100,000
                                                                           ----------------------------------
                   End of period .......................................   $ 1,342,499,837    $ 1,585,193,954
                                                                           ==================================

+     Commencement of operations.

      See Notes to Financial Statements.


16      CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003

Financial Highlights                          Master Government Securities Trust

                                                                                      For the Six            For the Period
                                                                                     Months Ended          February 13, 2003+
The following ratios have been derived from                                          September 30,            to March 31,
information provided in the financial statements.                                        2003                     2003
=============================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------
                   Total Investment Return ...............................                    .97%*                    .75%*
                                                                                    =========================================
=============================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                   Expenses ..............................................                    .22%*                    .26%*
                                                                                    =========================================
                   Investment income and realized gain on investments--net                    .99%*                   1.08%*
                                                                                    =========================================
=============================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) ..............          $   1,342,500            $   1,585,194
                                                                                    =========================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003            17

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                 Master Government Securities Trust

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets, at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2003, the Trust reimbursed FAM $14,731 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


18      CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003

Electronic Delivery

The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        CMA GOVERNMENT SECURITIES FUND          SEPTEMBER 30, 2003            19

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Government Securities Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #11212 -- 9/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (annual requirement only)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        CMA Government Securities Fund and Master Government Securities Trust


        By: /s/ Terry K. Glenn
            ------------------------------
            Terry K. Glenn,
            President of
            CMA Government Securities Fund and Master Government Securities
            Trust

        Date: November 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ------------------------------
            Terry K. Glenn,
            President of
            CMA Government Securities Fund and Master Government Securities
            Trust

        Date: November 21, 2003


        By: /s/ Donald C. Burke
            ------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            CMA Government Securities Fund and Master Government Securities
            Trust

        Date: November 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.